Accounts Receivable, Net - Schedule of Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Investor receivables	$ 100,478	$ 104,303
Servicing advances	60,053	9,004
Servicing fees	55,838	23,113
Due from title companies	33,663	16,729
Warehouse-after deadline funding	3,642	4,020
Pair-offs receivable	438	6,317
Receivable - related party	28	245
Allowance for doubtful accounts	(540)	(258)
Accounts receivable	$ 253,600	$ 163,473